Financial Instruments (Details 14) - Interest rate risk - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Probable scenario +/-10%
Financial instruments
Net effect on profit or loss	R$ (16,815)	R$ (101)
Possible scenario +/-25%
Financial instruments
Net effect on profit or loss	(42,037)	(254)
Remote scenario +/-50%
Financial instruments
Net effect on profit or loss	R$ (84,073)	R$ (507)